Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2017
Transfers and Servicing of Financial Assets
Transfers Of Financial Assets And Mortgage Servicing Assets

Note 13 – Transfers of financial assets and mortgage servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA and FNMA securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in the past, has sold certain loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 26 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2017 and 2016 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain of $15.2 million and $24.6 million, respectively, during the years ended December 31, 2017 and 2016 related to the residential mortgage loan securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2017 and 2016:

	Proceeds obtained during the year ended December 31, 2017
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - FNMA	$-	$16,049	$-	$16,049
Total investment securities available-for-sale	$-	$16,049	$-	$16,049
Trading account securities:
Mortgage-backed securities - GNMA	$-	$376,186	$-	$376,186
Mortgage-backed securities - FNMA	-	69,798	-	69,798
Total trading account securities	$-	$445,984	$-	$445,984
Mortgage servicing rights	$-	$-	$6,898	$6,898
Total	$-	$462,033	$6,898	$468,931

	Proceeds obtained during the year ended December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	$-	$41,466	$-	$41,466
Mortgage-backed securities - FNMA	-	18,605	-	18,605
Total investment securities available-for-sale	$-	$60,071	-	$60,071
Trading account securities:
Mortgage-backed securities - GNMA	$-	$571,602	$-	$571,602
Mortgage-backed securities - FNMA	-	143,939	-	143,939
Total trading account securities	$-	$715,541	$-	$715,541
Mortgage servicing rights	$-	$-	$9,889	$9,889
Total	$-	$775,612	$9,889	$785,501

During the year ended December 31, 2017, the Corporation retained servicing rights on whole loan sales involving approximately $49 million in principal balance outstanding (2016 - $70 million), with net realized gains of approximately $1.7 million (2016 - $2.3 million). All loan sales performed during the years ended December 31, 2017 and 2016 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations. These mortgage servicing rights (“MSR”) are measured at fair value.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation’s loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2017 and 2016.

Residential MSRs
(In thousands)	December 31, 2017	December 31, 2016
Fair value at beginning of period	$196,889	$211,405
Additions	7,661	10,835
Changes due to payments on loans[1]	(15,308)	(17,482)
Reduction due to loan repurchases	(2,225)	(3,109)
Changes in fair value due to changes in valuation model inputs or assumptions	(18,986)	(4,745)
Other disposals	-	(15)
Fair value at end of period	$168,031	$196,889
[1] Represents the change due to collection / realization of expected cash flow over time.

Residential mortgage loans serviced for others were $16.1 billion at December 31, 2017 (2016 - $18.0 billion), which in part was impacted by a reduction of $840 million in mortgage loans at BPPR due to the rebooking of loans previously pooled into GNMA securities.

Net mortgage servicing fees, a component of mortgage banking activities in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, including changes due to collection / realization of expected cash flows. The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. These servicing fees are credited to income when they are collected. At December 31, 2017, those weighted average mortgage servicing fees were 0.28% (2016 – 0.30%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights derived from loans securitized or sold by the Corporation during the years ended December 31, 2017 and 2016 were as follows:

	Years ended
	December 31, 2017	December 31, 2016
Prepayment speed	4.5%	5.2%
Weighted average life (in years)	10.8	10.2
Discount rate (annual rate)	11.0%	11.0%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and servicing rights purchased from other financial institutions, and the sensitivity to immediate changes in those assumptions, were as follows as of the end of the periods reported:

	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2017	2016	2017	2016
Fair value of servicing rights	$73,951	$88,056	$94,080	$108,833
Weighted average life (in years)	7.3	7.8	6.5	6.9
Weighted average prepayment speed (annual rate)	5.1%	4.6%	5.7%	4.8%
Impact on fair value of 10% adverse change	$(1,503)	$(1,668)	$(2,070)	$(2,051)
Impact on fair value of 20% adverse change	$(2,976)	$(3,590)	$(3,999)	$(4,400)
Weighted average discount rate (annual rate)	11.5%	11.5%	11.0%	11.0%
Impact on fair value of 10% adverse change	$(3,091)	$(3,851)	$(3,785)	$(4,369)
Impact on fair value of 20% adverse change	$(5,971)	$(7,699)	$(7,235)	$(8,778)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2017, the Corporation serviced $1.5 billion (2016 - $1.7 billion) in residential mortgage loans with credit recourse to the Corporation.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA’s prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA’s specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2017, the Corporation had recorded $840 million in mortgage loans on its consolidated statements of financial condition related to this buy-back option program (2016 - $49 million). While the borrowers for our serviced GNMA portfolio benefited from the loan payment moratorium, the delinquency status of these loans continued to be reported to GNMA without considering the moratorium. As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation. During the year ended December 31, 2017, the Corporation repurchased approximately $160 million of mortgage loans under the GNMA buy-back option program (2016 - $224 million). The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. Furthermore, due to their guaranteed nature, the risk associated with the loans is minimal. The Corporation places these loans under its loss mitigation programs and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2017 and 2016, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2017
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$11,488,861	$305,281	$56,552
Construction	880,029	170	(2,630)
Legacy	32,980	3,456	(1,730)
Lease financing	809,990	4,464	6,770
Mortgage	8,891,107	2,193,772	76,235
Consumer	3,810,527	101,666	105,655
Covered loans	517,274	65,606	2,848
Less:
Loans securitized / sold	1,488,305	497,304	1,051
Loans held-for-sale	132,395	872	-
Loans held-in-portfolio	$24,810,068	$2,176,239	$242,649

2016
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,798,507	$314,339	$13,073
Construction	776,300	1,668	(2,935)
Legacy	45,293	3,683	(1,913)
Lease financing	702,893	4,418	3,888
Mortgage	8,448,883	1,074,252	68,530
Consumer	3,754,393	104,895	85,398
Covered loans	572,878	84,079	2,716
Less:
Loans securitized / sold	1,663,701	119,458	2,281
Loans held-for-sale	88,821	-	(5,445)
Loans held-in-portfolio	$23,346,625	$1,467,876	$171,921